Working capital - Analysis of provisions for obsolescence of inventories (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Classes of inventory [Line Items]
Balance at beginning of the year	£ 98	£ 63	£ 71
Exchange differences	(8)	0	0
Income statement charge/(release)(i)	20	47	(3)
Utilised	(14)	(12)	(5)
Ending balance	96	98	£ 63
Obsolete inventories | COVID-19
Classes of inventory [Line Items]
Inventory provision charged released to profit and loss	£ 4	£ 23